UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:   811-07092

BlackRock Florida Insured Municipal 2008 Term Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Florida Insured Municipal 2008 Term Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  888-825-2257

Date of fiscal year end:       December 31, 2007
Date of reporting period:    March 31, 2007

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited) MARCH 31, 2007
BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

(Percentages shown are based on Net Assets)

Principal
Amount		Option Call
(000)	Description	Provisions[1]	Value
	LONG-TERM INVESTMENTS—81.4%
	Florida—80.2%
$ 1,500	Alachua Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 4.25%, 1/01/09, FSA	No Opt. Call	$1,516,350
4,190	Brd. of Ed., Sch. Impvts. Misc. RB, Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,260,979
	City of Jacksonville,
2,000	Pub. Impvts. Sales Tax RB, 4.10%, 10/01/08, AMBAC	No Opt. Call	2,013,920
1,155	Sales Tax RB, 3.125%, 10/01/08, FGIC	No Opt. Call	1,144,882
5,895	Sales Tax RB, 4.25%, 10/01/08, AMBAC	No Opt. Call	5,948,821
2,000	City of Lakeland, Elec., Pwr. & Lt. RB, 5.90%, 10/01/08, FSA	No Opt. Call	2,065,340
	City of Orlando, Swr. RB,
1,100	Ser. A, 3.25%, 10/01/08, AMBAC	No Opt. Call	1,094,093
1,280	Ser. A, 3.50%, 10/01/09, AMBAC	No Opt. Call	1,276,967
10,000	Cnty. of Hillsborough, Wtr. RB, 4.50%, 8/01/08, AMBAC	No Opt. Call	10,113,300
	Cnty. of Miami-Dade,
5,000	Misc. Taxes RB, Ser. A, Zero Coupon, 2/01/08, MBIA	04/07 @ 99.176	4,833,550
905[2]	Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	856,365
1,095	Misc. Taxes RB, Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	1,036,001
1,535	Pub. Svc. Tax Pub. Impvt. RB, 3.40%, 4/01/08, AMBAC	No Opt. Call	1,531,577
	Cnty. of Orange,
5,130	Misc. Taxes RB, Ser. A, 4.00%, 10/01/08, AMBAC	No Opt. Call	5,159,754
1,005[2]	Sales Tax RB, Ser. A, 5.85%, 10/01/08, MBIA	ETM	1,037,642
495	Sales Tax RB, Ser. A, 5.85%, 10/01/08, MBIA	No Opt. Call	511,003
	Cnty. of Osceola,
640	Fuel Sales Tax RB, 3.10%, 4/01/08, FGIC	No Opt. Call	635,770
1,810	Trans. Impvts. Sales Tax RB, 3.75%, 10/01/08, AMBAC	No Opt. Call	1,813,403
2,000	Cnty. of Seminole, Wtr. RB, 6.00%, 10/01/09, MBIA	No Opt. Call	2,087,400
5,905	Dept. of Env. Protection, Recreational Fac. Impvts. Sales Tax RB, Ser. B, 4.00%, 7/01/08,
	FGIC	No Opt. Call	5,931,986
	Div. of Bd. Fin.,
8,000	Recreational Fac. Impvts. Misc. Taxes RB, Dept. of Env. Presvtn. Proj., Ser. B, 5.25%,
	7/01/10, FSA	07/08 @ 101	8,229,360
2,000	Recreational Fac. Impvts. Sales Tax RB, Nat. Res. & Presvtn. Proj., Ser. A, 5.00%,
	7/01/11, AMBAC	07/07 @ 101	2,026,200
1,095	Escambia Cnty. Utils. Auth., Mult. Util. RB, Ser. B, 6.125%, 1/01/09, FGIC	No Opt. Call	1,125,638
6,000	Greater Orlando Aviation Auth., Port, Arpt. & Marina RB, Orlando Arpt. Facs. Proj., Ser.
	C, 3.50%, 10/01/08, MBIA	No Opt. Call	5,982,600
3,000	Hillsborough Cnty. Sch. Brd., Sales Tax RB, 4.00%, 10/01/09, AMBAC	No Opt. Call	3,027,030
950	Indian River Cnty. Sch. Dist., Ad Valorem Ppty. Tax GO, 3.25%, 4/01/08, FSA	No Opt. Call	946,571
3,000	Lee Cnty., Port, Arpt. & Marina RB, 4.25%, 10/01/09, FSA	No Opt. Call	3,039,090
	Miami, Ad Valorem Ppty. Tax GO,
1,345	5.90%, 12/01/08, FGIC	No Opt. Call	1,394,483
1,000	6.00%, 12/01/09, FGIC	No Opt. Call	1,059,720
2,000	Miami-Dade Cnty. Edl. Facs. Auth., Univ. & Coll. Impvts. RB, Univ. of Miami Proj., Ser.
	A, 4.875%, 4/01/09, AMBAC	No Opt. Call	2,047,300
4,775	Miami-Dade Cnty. Sch. Brd., Lease Approp. COP, 5.25%, 8/01/11, FSA	08/08 @ 101	4,916,483
1,090	Mun. Loan Council, Pub. Impvts. Misc. RB, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,087,482
4,935	Pasco Cnty., Rec. Recovery RB, 6.00%, 4/01/09, FGIC	04/07 @ 100	4,944,130
2,000	Polk Cnty. Sch. Brd., Sch. Impvts. Lease Approp. COP, Ser. A, 3.20%, 1/01/08, FSA	No Opt. Call	1,992,360
500	St. Petersburg Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, All Children’s Hosp.
	Proj., 3.10%, 11/15/08, AMBAC	No Opt. Call	493,900
2,530	Tpke. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. B, 5.50%, 7/01/08, MBIA	No Opt. Call	2,588,215
1,370	Vlg. Ctr. Cmnty. Dev. Dist., Recreational RB, Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,409,305
2,370	Volusia Cnty., Sales Tax RB, Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,383,059
			103,562,029
	Puerto Rico—1.2%
1,500	Mun. Fin. Agcy., Cash Flow Mgmt. Ad Valorem Ppty. Tax GO, Ser. A, 5.625%, 8/01/10,
	FSA	08/09 @ 101	1,581,540
	Total Long-Term Investments (cost $103,912,977)		105,143,569

1

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

(Percentages shown are based on Net Assets)

Principal
Amount
(000)	Description	Value
	SHORT-TERM INVESTMENTS—19.8%
	Florida—3.3%
$ 4,250[3]	Jacksonville Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baptist Med.
	Ctr. Proj., 3.75%, 4/02/07, FRDD	$4,250,000
Shares
(000)
	Money Market Funds—16.5%
15,850	AIM Tax Free Cash Res. Portfolio - Institutional Class, 3.45%	15,850,000
5,400	SSgA Tax Free Money Mkt. Fund - Class A, 3.06%	5,400,000
	Total Short-Term Investments (cost $25,500,000)	25,500,000
	Total Investments —101.2% (cost $129,412,9774)	$130,643,569
	Liabilities in excess of other assets —(1.2)%	(1,515,898)
	Net Assets Applicable to Common Shareholders—100%	$129,127,671

_________________
[1]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[2]	Security is collateralized by Municipal or U.S. Treasury obligations.

[3]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2007.

[4]	Cost for federal income tax purposes is $129,409,273. The net unrealized appreciation on a tax basis is $1,234,296, consisting of $1,333,064 gross unrealized appreciation and $98,768 gross unrealized depreciation.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 99.2% of the Trust’s managed assets.

AMBAC	— 30.7%
FGIC	— 15.7%
FSA	— 19.1%
MBIA	— 17.2%
Other	— 16.5%

KEY TO ABBREVIATIONS

AMBAC	— American Municipal Bond Assurance Corp.	FSA	— Financial Security Assurance
COP	— Certificate of Participation	GO	— General Obligation
ETM	— Escrowed to Maturity	MBIA	— Municipal Bond Insurance Assoc.
FGIC	— Financial Guaranty Insurance Co.	RB	— Revenue Bond
FRDD	— Floating Rate Daily Demand

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    BlackRock Florida Insured Municipal 2008 Term Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: May 25, 2007